Related Party Transactions - Schedule of Related Party Transactions with Major Related Parties (Details) ¥ in Thousands, $ in Thousands		9 Months Ended
		Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Related Party Transaction [Line Items]
Revenue from related parties including interest income		¥ 348,325	$ 48,966	¥ 598,608
Cost of revenues
Cost of revenue to related party		666,547	93,702	933,391
Selling, general and administrative
Selling, general and administrative expenses to related party		47,004	6,608	18,498
Research and development
Research and development expenses to related party		1,651	232
Operating costs and expenses to related parties		715,202	100,542	951,889
Others
Cost of revenues
Cost of revenue to related party	[1]	159,190	22,379	213,587
Selling, general and administrative
Selling, general and administrative expenses to related party		24,335	3,421	9,657
Services Fee to Others
Research and development
Research and development expenses to related party		1,651	232	0
Membership services
Related Party Transaction [Line Items]
Revenue from related parties		30,768	4,325	2,600
Membership services | Baidu
Related Party Transaction [Line Items]
Revenue from related parties		30,243	4,251	0
Membership services | Others
Related Party Transaction [Line Items]
Revenue from related parties		525	74	2,600
Online Advertising Revenues
Related Party Transaction [Line Items]
Revenue from related parties		203,567	28,617	218,049
Online Advertising Revenues | Baidu
Related Party Transaction [Line Items]
Revenue from related parties		47,019	6,610	90,696
Online Advertising Revenues | Others
Related Party Transaction [Line Items]
Revenue from related parties		156,548	22,007	127,353
Content distribution
Related Party Transaction [Line Items]
Revenue from related parties	[2]	89,071	12,521	328,208
Other Revenues
Related Party Transaction [Line Items]
Revenue from related parties		24,919	3,503	49,751
Other Revenues | Baidu
Related Party Transaction [Line Items]
Revenue from related parties		1,302	183	11,740
Other Revenues | Others
Related Party Transaction [Line Items]
Revenue from related parties		23,617	3,320	38,011
License Fees | Baidu
Cost of revenues
Cost of revenue to related party		6,109	859	8,149
Bandwidth Fee | Baidu
Cost of revenues
Cost of revenue to related party		501,248	70,464	711,655
Advertising Services Expense | Baidu
Selling, general and administrative
Selling, general and administrative expenses to related party		¥ 22,669	$ 3,187	¥ 8,841

[1]	The transactions mainly represent revenue sharing arrangements with various equity investees.
[2]	The transactions mainly represent revenues derived from content distributed to two equity method investees, Investee A and Investee B.